Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 6 – GOODWILL AND INTANGIBLE ASSETS

The following summarizes the transaction affecting goodwill through September 30, 2014 (in thousands):

Balance at December 31, 2013	$8,395

Effect of currency translation on Apex	(100)
Balance at September 30, 2014	$8,295

As of September 30, 2014 and December 31, 2013, the Company’s intangible assets and accumulated amortization consist of the following (in thousands):

	September 30, 2014			December 31, 2013
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net

Customer relationships	$3,202	$(2,006)	$1,196	$3,264	$(1,654)	$1,610
Contractor and resume databases	675	(506)	169	675	(405)	270
Tradename	845	(504)	341	862	(364)	498
Internal use software	2,702	(1,885)	817	2,802	(1,299)	1,503
Covenant not to compete	103	(103)	-	104	(78)	26

	$7,527	$(5,004)	$2,523	$7,707	$(3,800)	$3,907

The effect of foreign currency translation on the goodwill and intangible assets for the nine months ended September 30, 2014 is approximately ($100,000) and ($91,000).

Amortization expense for the three and nine months ended September 30, 2014 was $0.4 million and $1.3 million, respectively, and amortization expense for the three and nine months ended September 30, 2013 was $0.4 million and $1.4 million, respectively.

NOTE 7 – GOODWILL AND INTANGIBLE ASSETS

The Company allocates the cost of its acquisitions to the assets acquired and liabilities assumed based on their estimated fair values. The excess cost over the acquired fair value of the identified net assets acquired is recorded as goodwill.

Goodwill is tested annually on December 31 and whenever events or circumstances indicate impairment may have occurred. If the carrying amount of goodwill exceeds its fair value, estimated based on discounted cash flow analyses, an impairment charge would be recorded. Based on the results of the annual impairment tests, no impairment of goodwill existed at December 31, 2013.

The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2012 are as follows (in thousands):

Balance as of January 1, 2012	$5,538
Acquisition of Apex in June	2,449
Adjustment to Apex goodwill	37
Tax adjustment to Apex goodwill	(9)
Acquisition of Illume in July	444
Impact of foreign currency translation	112

Balance as of December 31, 2012	8,571
Impact of foreign currency translation	(176)

Balance as of December 31, 2013	$8,395

As of December 31, 2013 and 2012, respectively, the Company’s intangible assets and accumulated amortization consist of the following (in thousands):

	December 31,
	2013				2012
		Accumulated		WA		Accumulated		WA
	Gross	Amortization	Net	Life	Gross	Amortization	Net	Life

Customer relationships	$3,264	$(1,654)	$1,610	6.5	$3,373	$(966)	$2,407	7.6
Contractor and resume databases	675	(405)	270	2.0	675	(270)	405	3.0
Tradename	862	(364)	498	4.6	893	(193)	700	5.3
Internal use software	2,802	(1,299)	1,503	2.1	2,978	(545)	2,433	3.1
Covenant not to compete	104	(78)	26	0.6	105	(27)	78	1.5

	$7,707	$(3,800)	$3,907	4.2	$8,024	$(2,001)	$6,023	5.1

Amortization expense for intangible assets was $1,903,000 and $1,486,000 for the years ended December 31, 2013 and 2012, respectively.  The effect of foreign currency translation on the intangible assets for the years ended December 31, 2013 and 2012 was ($213,000) and $199,000, respectively. Amortization is calculated over the estimated useful lives of the assets on a straight line basis for covenant not to compete, internal use software and contractor and resume databases, and on an accelerated basis for customer relationships and trade name.

Based on the current amount of intangibles subject to amortization, estimated amortization expense in the next five years and thereafter, is as follows (in thousands):

Year	Amount

2014	$1,593
2015	1,357
2016	318
2017	243
2018	189
Thereafter	207

Total	$3,907